As filed with the Securities and Exchange             Registration No. 33-34370*
Commission on November 23, 1999                       Registration No. 811-2512

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 40 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


--------------------------------------------------------------------------------
     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)


--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b) of Rule 485
     --------
        X         on December 1, 1999 pursuant to paragraph (b) of Rule 485
     --------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement: 33-87932.

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET



                                                                                  LOCATION - PROSPECTUS DATED
                                                                                MAY 3, 1999, AND AS AMENDED BY
                                                                                       SUPPLEMENTS DATED
     FORM N-4                                                                  JUNE 1, 1999, SEPTEMBER 1, 1999,
     ITEM NO.                       PART A (PROSPECTUS)                             SEPTEMBER 22, 1999, AND
                                                                                       DECEMBER 1, 1999

         1           Cover Page........................................  Cover Page

         2           Definitions.......................................  Not Applicable

         3           Synopsis..........................................  Contract Overview; Fee Table, and as amended

         4           Condensed Financial Information...................  Condensed Financial Information; Appendix
                                                                         IV - Condensed Financial Information

         5           General Description of Registrant,
                     Depositor, and Portfolio Companies................  Other Topics - The Company; Variable
                                                                         Annuity Account B; Appendix III - Description
                                                                         of Underlying Funds, as amended

         6           Deductions and Expenses...........................  Fees, as amended

         7           General Description of Variable Annuity
                     Contracts.........................................  Contract Overview; Other Topics

         8           Annuity Period....................................  The Income Phase

         9           Death Benefit.....................................  Death Benefit

        10           Purchases and Contract Value......................  Purchase and Rights; Your Account Value

        11           Redemptions.......................................  Right to Cancel; Withdrawals, as amended;
                                                                         Systematic Distribution Options

        12           Taxes.............................................  Taxation

        13           Legal Proceedings.................................  Other Topics - Legal Matters and Proceedings

                                                                               LOCATION - PROSPECTUS DATED
                                                                             MAY 3, 1999, AND AS AMENDED BY
                                                                                    SUPPLEMENTS DATED
     FORM N-4                                                               JUNE 1, 1999, SEPTEMBER 1, 1999,
     ITEM NO.                       PART A (PROSPECTUS)                          SEPTEMBER 22, 1999, AND
                                                                                    DECEMBER 1, 1999

        14           Table of Contents of the Statement of
                     Additional Information............................  Contents of the Statement of Additional
                                                                         Information

     FORM N-4                        PART B (STATEMENT OF                          LOCATION - STATEMENT OF
     ITEM NO.                       ADDITIONAL INFORMATION)                      ADDITIONAL INFORMATION DATED
                                                                                          MAY 3, 1999
        15           Cover Page...........................................    Cover page

        16           Table of Contents....................................    Table of Contents

        17           General Information and History......................    General Information and History

        18           Services.............................................    General Information and History;
                                                                              Independent Auditors

        19           Purchase of Securities Being Offered.................    Offering and Purchase of Contracts

        20           Underwriters.........................................    Offering and Purchase of Contracts

        21           Calculation of Performance Data......................    Performance Data; Average Annual
                                                                              Total Return Quotations

        22           Annuity Payments.....................................    Income Phase Payments

        23           Financial Statements.................................    Financial Statements

                           Part C (Other Information)
                           --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus and Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 40, by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-4 (File No. 33-34370), as filed on April 9, 1999 and declared effective on May 3, 1999, by reference to Prospectus Supplement dated June 1, 1999 as filed under Rule 497(c) on June 1, 1999 (File No. 33-34370), by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-4 (File No. 33-34370), as filed on August 24, 1999 and declared effective on September 1, 1999, and by reference to Post-Effective Amendment No. 39, as filed on September 22, 1999 and declared effective on September 22, 1999.

A Supplement to the Prospectus dated December 1, 1999 is included in Part A of this Post-Effective Amendment.

                           VARIABLE ANNUITY ACCOUNT B
                    Aetna Life Insurance and Annuity Company


                        Supplement Dated December 1, 1999
                            to May 3, 1999 Prospectus


GENERAL DESCRIPTION OF GET H

Series H of the Aetna GET Fund (GET H) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company, we, our) makes a guarantee, as described below, when you direct money into GET H. Aeltus Investment Management, Inc. serves as investment adviser to GET H.

We will offer GET H shares only during its offering period, which is scheduled to run from December 15, 1999 through the close of business on March 14, 2000. GET H may not be available under your contract, your plan or in your state. Please read the GET H prospectus for a more complete description of GET H, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET H

GET H seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period.

GET H's guarantee period runs from March 15, 2000 through March 14, 2005. During the offering period, all GET H assets will be invested in short-term instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET H will end on March 14, 2005 which is GET H's maturity date. The Company guarantees that the value of an accumulation unit of the GET H subaccount under the contract on the maturity date (as valued after the close of business on March 14, 2005) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET H subaccount to make up the difference. This means that if you remain invested in GET H until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET H as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET H subaccount. The value of dividends or distributions made by GET H during the guarantee period are not included in the guarantee, nor does the guarantee promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET H before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder who has amounts in GET H. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET H amounts. If you do not make a choice, on the maturity date we will transfer your GET H amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET H amounts to the fund or funds designated by the Company. We will make these transfers as of the unit value next determined after the transfer.








X.GETHRETAIL-99                                                    December 1999

INCOME PHASE

GET H is not available during the income phase. You should not select this option if you wish to begin income payments or to make other withdrawals or transfers before the maturity date. You must transfer your GET H account value to another available investment option before you may elect an income phase payment option. As stated above, the Company's guarantee will not apply to amounts you withdraw or transfer before the maturity date.

REINVESTMENT

Some contracts allow you to reinvest all or a portion of the proceeds after a full withdrawal. If you withdraw amounts from GET H and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET H amounts among the other investment options in which you were invested, on a pro rata basis.

The following information supplements the "Fee Table" contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

In addition to the amounts currently listed under the heading "Fee Table" in the prospectus, we will make a daily deduction of a GET H Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET H investment option:


 GET H Guarantee Charge (deducted daily during the Guarantee Period) .....     0.50%
Maximum Total Separate Account Expenses ..................................     1.90%(1)

(1) The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.

The following information supplements the "Fund Expense Table" contained in the prospectus:


Aetna GET Fund Series H Annual Expenses
(As a percentage of the average net assets)

                                Investment                                 Total Fund Annual Expenses
                             Advisory Fees(2)     Other Expenses(3)     (after expense reimbursement)(4)
                             ----------------     -----------------     --------------------------------
Aetna GET Fund Series H            0.60%                0.15%                        0.75%

For more information regarding expenses paid out of assets of the fund, see the GET H prospectus.









-----------------------

(2) The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

(3) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET H and any additional direct fund expenses.

(4) The investment adviser is contractually obligated through GET H's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of the fund's other expenses in order to ensure that GET H's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET H's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus.


HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES H

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET H investment option under the contract (until GET H's maturity date) and assume a 5% annual return on the investment.(5)


------------------------------------
 > THESE EXAMPLES ARE PURELY                    Example A                       Example B
   HYPOTHETICAL.                       If you withdraw your entire     If at the end of the periods
 > THEY SHOULD NOT BE                  account value at the end of     shown you (1) leave your
   CONSIDERED A REPRESENTATION         the periods shown, you would    entire account value invested
   OF PAST OR FUTURE EXPENSES          pay the following expenses,     or (2) select an income phase
   OR EXPECTED RETURNS.                including any applicable early  payment option, you would
 > ACTUAL EXPENSES AND/OR              withdrawal charge:              pay the following expenses
   RETURNS MAY BE MORE OR LESS                                         (no early withdrawal charge is
   THAN THOSE SHOWN BELOW.                                             reflected):
------------------------------------
                                      1 Year     3 Years     5 Years   1 Year     3 Years    5 Years
                                      ------     -------     -------   ------     -------    -------
Aetna GET Fund Series H                $90        $137        $177      $27         $83       $142







-----------------------

(5) The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.15%, an annual GET H guarantee charge of 0.50%, a $30 annual maintenance fee that has been converted to a percentage of assets equal to 0.022%, and all charges and expenses of the GET H Fund. Example A reflects an early withdrawal charge of 7% of the purchase payments at the end of year 1, 6% at the end of year 3, and 4% at the end of year 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

                                    APPENDIX
                         DESCRIPTION OF UNDERLYING FUNDS


                            Aetna GET Fund (Series H)

INVESTMENT OBJECTIVE

Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from March 15, 2000 through March 14, 2005, the maturity date.

POLICIES

Prior to March 15, 2000, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS

The principal risks of investing in Series H are those generally attributable to stock and bond investing. The success of Series H's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series H invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series H assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series H would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series H assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series H's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Investment Adviser: Aeltus Investment Management, Inc.













X.GETHRETAIL-99                                             December 1999

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------
     (a) Financial Statements:
         (1)      Incorporated by reference in Part A:
                  Condensed Financial Information
         (2)      Incorporated by reference in Part B:
                  Financial Statements of Variable Annuity Account B:
                  -   Statement of Assets and Liabilities as of December 31, 1998
                  -   Statements of Operations and Changes in Net Assets for the years ended
                      December 31, 1998 and 1997
                  -   Condensed Financial Information for the year ended December 31, 1998
                  -   Notes to Financial Statements
                  -   Independent Auditors' Report
                  Financial Statements of the Depositor:
                  -   Independent Auditors' Report
                  -   Consolidated Statements of Income for the years ended December 31, 1998,
                      1997 and 1996
                  -   Consolidated Balance Sheets as of December 31, 1998 and 1997
                  -   Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1998, 1997 and 1996
                  -   Consolidated Statements of Cash Flows for the years ended December 31,
                      1998, 1997 and 1996
                  -   Notes to Consolidated Financial Statements

     (b) Exhibits
         (1)          Resolution of the Board of Directors of Aetna Life Insurance and Annuity
                      Company establishing Variable Annuity Account B(1)
         (2)          Not applicable
         (3.1)        Selling Agreement(2)
         (3.2)        Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
         (3.3)        Federated Broker Dealer Agreement (9/2/94)(4)
         (4.1)        Variable Annuity Contract (G-CDA-97(NY))(5)
         (4.2)        Variable Annuity Contract Certificate (GMCC-97(NY)) to Contract G-CDA-
                      97(NY)(5)
         (4.3)        Variable Annuity Contract (G-MP1(5/97))(6)
         (4.4)        Variable Annuity Contract Certificate (MP1CERT(5/97))(6)
         (4.5)        Variable Annuity Contract (I-MP1(5/97))(6)
         (4.6)        Variable Annuity Contract (G-MP1(5/96))(7)
         (4.7)        Variable Annuity Contract Certificate (MP1CERT(5/96))(7)
         (4.8)        Variable Annuity Contract (I-MP1(5/96))(7)


       (4.9)      Variable Annuity Contract (G-CDA-96(NY))(7)
       (4.10)     Variable Annuity Contract Certificate
                  (GMCC-96(NY))(7)
       (4.11)     Variable Annuity Contract (G-CDA-IC(NQ))(8)
       (4.12)     Variable Annuity Certificate (GMCC-IC(NQ))(8)
       (4.13)     Variable Annuity Contract (G-CDA-IC(IR))(8)
       (4.14)     Variable Annuity Contract (I-CDA-IC(NQ/MP))(8)
       (4.15)     Variable Annuity Contract Certificate (GMCC-IC(IR))(9)
       (4.16)     Variable Annuity Contract (I-CDA-IC(IR/MP))(8)
       (4.17)     Variable Annuity Contracts and Certificates (G-CDA-IC(IR/NY)),
                  (GMCC-IC(IR/NY)), (G-CDA-IC(NQ/NY)), and (GMCC-IC(NQ/NY))(10)
       (4.18)     Endorsements (MP1IRA(5/97)) and (I-MP1IRA(5/97)) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)(7)
       (4.19)     Endorsements (MP1QP(5/97)) and (I-MP1QP(5/97)) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)(7)
       (4.20)     Endorsements (MP1TDA(5/97)) and (I-MP1TDA(5/97)) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)(7)
       (4.21)     Endorsements (MP1DC(5/97)) and (I-MP1DC(5/97)) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)(7)
       (4.22)     Endorsement (G-MP1IRA(11/96)) to Contract G-CDA-96(NY) and Certificate
                  GMCC-96(NY)(7)
       (4.23)     Endorsement (I-MP1END(9/97)) to Contract I-MP1(5/96)(6)
       (4.24)     Endorsement (E1-MPROTH-97) to Contract G-MP1(5/97)(5)
       (4.25)     Endorsement (EI1MPROTH-97) to Contract I-MP1(5/97)(5)
       (4.26)     Endorsement (MP1IRA(11/97)) to Contract G-MP1(5/97)(5)
       (4.27)     Endorsement (I-MP1IRA(11/97)) to Contract I-MP1(5/97)(5)
       (4.28)     Endorsement (MP1END(9/97)) to Contract G-MP1(5/97) and Certificate
                  MP1CERT(5/97)(11)
       (4.29)     Endorsement (I-MP1END(9/97)) to Contract I-MP1(5/97)(11)
       (4.30)     Endorsement (MPNQEND(4/95)) to Contract G-CDA-IC(NQ)(12)
       (4.31)     Endorsement (MPIREND(4/95)) to Contract G-CDA-IC(IR)(12)
       (4.32)     Endorsement (IMPNQEND(4/95)) to Contract I-CDA-IC(NQ/MP)(12)
       (4.33)     Endorsement (IMPIREND(4/95)) to Contract I-CDA-IC(IR/MP)(12)
       (4.34)     Endorsement (EMPGET98) to Contract G-MP1(5/97) and Certificate
                  MP1CERT(5/97)(13)
       (4.35)     Endorsement (MPNQCERTEND(4/95)) to Certificate GMCC-IC(NQ)(12)
       (4.36)     Endorsement (MPIRCERTEND(4/95)) to Certificate GMCC-IC(IR)(12)
       (4.37)     Endorsement EGET(99) to Contracts G-MP1(5/97), G-CDA-97(NY) and
                  I-MP1(5/97) and Certificates MP1(CERT(5/97)) and GMCC-97(NY)(14)
       (4.38)     Contract Schedule I Accumulation Period (G-MP1(11/97)-5) to Group Contract
                  G-MP1(5/97)(5)


       (4.39)     Contract Schedule I Accumulation Period (I-MP1(11/97)-5) to Individual
                  Contract I-MP1(5/97)(5)
       (5.1)      Variable Annuity Contract Application (MPAPPNY(1/96))(5)
       (5.2)      Variable Annuity Contract Application (300-MAR-IB)(15)
       (5.3)      Variable Annuity Contract Application (710.6.13)(15)
       (6.1)      Certificate of Incorporation of Aetna Life Insurance and Annuity Company(16)
       (6.2)      Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity
                  Company(17)
       (6.3)      By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity
                  Company(18)
       (7)        Not applicable
       (8.1)      Fund Participation Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
                  Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
                  Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998(19)
       (8.2)      Amendment dated November 9, 1998 to Fund Participation Agreement by and among
                  Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
                  Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
                  Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1,
                  1998(20)
       (8.3)      Service Agreement between Aeltus Investment Management, Inc. and Aetna Life
                  Insurance and Annuity Company in connection with the sale of shares of Aetna
                  Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
                  VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
                  Portfolios, Inc. on behalf of each of its series, and Aetna Variable
                  Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(19)
       (8.4)      Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment
                  Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(20)
       (8.5)      Fund Participation Agreement (Amended and Restated) between Aetna Life
                  Insurance and Annuity Company, Alger American Fund and Fred Alger Management,
                  Inc. dated as of March 31, 1995(3)


       (8.6)      Fund Participation Agreement among Calvert Responsibly Invested Balanced
                  Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and
                  Annuity Company dated December 1, 1997(21)
       (8.7)      Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life
                  Insurance and Annuity Company dated December 1, 1997(21)
       (8.8)      Fund Participation Agreement by and among Aetna Life Insurance and Annuity
                  Company, Insurance Management Series and Federated Advisors dated July 1,
                  1994(22)
       (8.9)      Fund Participation Agreement between Aetna Life Insurance and Annuity Company,
                  Variable Insurance Products Fund and Fidelity Distributors Corporation dated
                  February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
                  1995, January 1, 1996 and March 1, 1996(17)
       (8.10)     Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                  Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March
                  1, 1996(6)
       (8.11)     Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                  Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996 and May 1, 1997(23)
       (8.12)     Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                  Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997 and November 6, 1997(19)
       (8.13)     Fund Participation Agreement between Aetna Life Insurance and Annuity Company,
                  Variable Insurance Products Fund II and Fidelity Distributors Corporation dated
                  February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
                  1995, January 1, 1996 and March 1, 1996(17)
       (8.14)     Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                  Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
                  and March 1, 1996(6)
       (8.15)     Sixth Amendment dated as of January 20, 1998 to the Fund Participation
                  Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance
                  Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                  1996, March 1, 1996 and May 1, 1997(24)


       (8.16)     Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                  Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
                  March 1, 1996, May 1, 1997 and January 20, 1998(19)
       (8.17)     Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity
                  Investments Institutional Operations Company dated as of November 1, 1995(25)
       (8.18)     Amendment dated January 1, 1997 to Service Agreement between Aetna Life
                  Insurance and Annuity Company and Fidelity Investments Institutional Operations
                  Company dated as of November 1, 1995(6)
       (8.19)     Service Contract between Fidelity Distributors Corporation and Aetna Life
                  Insurance and Annuity Company dated May 2, 1997(20)
       (8.20)     Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(26)
       (8.21)     Amendment dated October 12, 1998 to Fund Participation Agreement among Janus
                  Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital
                  Corporation dated December 8, 1997(20)
       (8.22)     Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(26)
       (8.23)     Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated
                  December 1, 1988 and amended February 11, 1991(3)
       (8.24)     Fund Participation Agreement between Aetna Life Insurance and Annuity Company,
                  Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation (its
                  investment advisor) dated April 28, 1994(2)
       (8.25)     Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Life
                  Insurance and Annuity Company and Massachusetts Financial Services Company
                  dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and
                  November 28, 1997(19)
       (8.26)     Fourth Amendment dated May 1, 1998 to the Fund Participation Agreement by and among MSF Variable Insurance Trust, Aetna Life Insurance and Annuity Company
                  and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(27)
       (8.27)     Fifth Amendment dated May 1, 1998 to Fund Participation Agreement by and among
                  MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and
                  Massachusetts Financial Services Company dated April 30, 1996, and amended on
                  September 3, 1996, March 14, 1997 and November 28, 1997(28)
       (8.28)     Fifth Amendment dated July 1, 1999 to Fund Participation Agreement by and among
                  MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and
                  Massachusetts Financial Services Company dated April 30, 1996,


                  and amended on September 3, 1996, March 14, 1997, November 28, 1997 and
                  May 1, 1998(29)
       (8.29)     Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and
                  Oppenheimer Funds, Inc.(22)
       (8.30)     Service Agreement effective as of March 11, 1997 between Oppenheimer Funds,
                  Inc. and Aetna Life Insurance and Annuity Company(22)
       (8.31)     Fund Participation Agreement between Aetna Life Insurance and Annuity Company,
                  Investors Research Corporation and TCI Portfolios, Inc. dated July 29, 1992 and amended December 22, 1992 and June 1, 1994(3)
       (8.32)     Administrative Service Agreement between Aetna Life Insurance and Annuity
                  Company and Agency, Inc.(2)
       (9)        Opinion and Consent of Counsel
       (10)       Consent of Independent Auditors
       (11)       Not applicable
       (12)       Not applicable
       (13)       Schedule for Computation of Performance Data(8)
       (14)       Not applicable
       (15.1)     Powers of Attorney(30)
       (15.2)     Authorization for Signatures(3)

1.   Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on
     Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2.   Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on
     Form N-4 (File No. 33-34370), as filed on April 22, 1996.
3.   Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on
     Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4.   Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on
     Form N-4 (File No. 33-79122), as filed on August 16, 1995.
5.   Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on
     Form N-4 (File No. 33-34370), as filed on December 16, 1997.
6.   Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on
     Form N-4 (File No. 33-34370), as filed on September 29, 1997.
7.   Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on
     Form N-4 (File No. 33-34370), as filed on February 21, 1997.
8.   Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on
     Form N-4 (File No. 33-34370), as filed on April 17, 1998.
9.   Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on
     Form N-4 (File No. 33-34370), as filed on April 9, 1999.
10.  Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on
     Form N-4 (File No. 33-87932), as filed on September 19, 1995.


11.  Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on
     Form N-4 (File No. 33-34370), as filed on February 12, 1998.
12.  Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on
     Form N-4 (File No. 33-34370), as filed on February 27, 1998.
13.  Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on
     Form N-4 (File No. 33-34370), as filed on September 14, 1998.
14.  Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on
     Form N-4 (File No. 333-01107), as filed on April 7, 1999.
15.  Incorporated by reference to Post-Effective Amendment No. 29 to Registration Statement on
     Form N-4 (File No. 33-34370), as filed on August 18, 1997.
16.  Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on
     Form S-1 (File No. 33-60477), as filed on April 15, 1996.
17.  Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on
     Form N-4 (File No. 33-75964), as filed on February 11, 1997.
18.  Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on
     Form N-4 (File No. 33-91846), as filed on October 30, 1997.
19.  Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as
     filed on June 8, 1998.
20.  Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on
     Form N-4 (File No. 333-56297), as filed on December 14, 1998.
21.  Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on
     Form N-4 (File No. 333-01107), as filed on February 19, 1998.
22.  Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on
     Form N-4 (File No. 33-34370), as filed on April 16, 1997.
23.  Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on
     Form N-4 (File No. 33-75964), as filed on February 9, 1998.
24.  Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on
     Form S-6 (File No. 33-75248), as filed on February 24, 1998.
25.  Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on
     Form N-4 (File No. 33-88720), as filed on June 28, 1996.
26.  Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on
     Form N-4 (File No. 33-75992), as filed on December 31, 1997.
27.  Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form
     N-4 (File No. 333-56297), as filed on August 4, 1998.
28.  Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on
     Form N-4 (File No. 333-56297), as filed on February 16, 1999.
29.  Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on
     Form N-4 (File No. 333-56297), as filed on November 23, 1999.
30.  Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on
     Form N-4 (File No. 333-56297), as filed on February 25, 1999.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*                              Positions and Offices with Depositor
----------------                               ------------------------------------

Thomas J. McInerney                            Director and President

Shaun P. Mathews                               Director and Senior Vice President

Catherine H. Smith                             Director, Chief Financial Officer and Senior
                                               Vice President

Deborah Koltenuk                               Vice President, Corporate Controller, and
                                               Assistant Treasurer

Therese M. Squillacote                         Vice President and Chief Compliance Officer

Kirk P. Wickman                                Senior Vice President, General Counsel and
                                               Corporate Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the
Depositor or Registrant
----------------------------------------------------------------

     Incorporated herein by reference to Item 26 of Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.

Item 27. Number of Contract Owners
----------------------------------

     As of October 31, 1999, there were 92,783 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification
------------------------

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when
(1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter
------------------------------

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1998:

   (1               (2)               (3)             (4)            (5)

Name of       Net Underwriting   Compensation
Principal     Discounts and      on Redemption      Brokerage
Underwriter   Commissions        or Annuitization   Commissions   Compensation*

Aetna Life                           $684,000                      $42,930,000
Insurance and
Annuity
Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records
-----------------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services
----------------------------

     Not applicable

Item 32. Undertakings
---------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 235221, *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                               SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-34370) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 23rd day of November, 1999.

                                             VARIABLE ANNUITY ACCOUNT B OF AETNA
                                             LIFE INSURANCE AND ANNUITY COMPANY
                                               (Registrant)

                                        By:  AETNA LIFE INSURANCE AND ANNUITY
                                             COMPANY
                                               (Depositor)

                                        By:   /s/ Thomas J. McInerney*
                                             -----------------------------------
                                              Thomas J. McInerney
                                              President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 40 to the Registration Statement on Form N-4 (File No. 33-34370) has been signed by the following persons in the capacities and on the dates indicated.

Signature                              Title                                                     Date

/s/ Thomas J. McInerney*                                                                  )
-------------------------------------  Director and President                             )
Thomas J. McInerney                    (principal executive officer)                      )
                                                                                          )
/s/ Shaun P. Mathews*                                                                     )    November
-------------------------------------  Director                                           )
Shaun P. Mathews                                                                         )    23, 1999
                                                                                          )
/s/ Catherine H. Smith*                                                                   )
-------------------------------------  Director and Chief Financial Officer               )
Catherine H. Smith                                                                        )
                                                                                          )
/s/ Deborah Koltenuk*                                                                     )
-------------------------------------  Vice President, Corporate Controller, and          )
Deborah Koltenuk                       Assistant Treasurer                                )

By:   /s/ J. Neil McMurdie
     ------------------------------------------------
     J. Neil McMurdie
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  Exhibit Index

Exhibit No.      Exhibit

99-B.9           Opinion and Consent of Counsel
                                                                   -------------

99-B.10          Consent of Independent Auditors
                                                                   -------------